Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Schedule of company's assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matures on 1/5/2021)	1	$690,294,710	$5,290	$690,300,000